Pension and other post-retirement benefits - Estimated future benefit payments (Details 6) SFr in Millions	Dec. 31, 2021 CHF (SFr)
Defined benefit pension plans
Estimated future benefit payments
Next twelve months	SFr 987
Year two	916
Year three	914
Year four	899
Year five	904
For five years thereafter	4,485
Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	10
Year two	10
Year three	10
Year four	9
Year five	9
For five years thereafter	34
Bank | International | Defined benefit pension plans
Estimated future benefit payments
Next twelve months	110
Year two	102
Year three	110
Year four	111
Year five	117
For five years thereafter	646
Bank | International | Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	10
Year two	10
Year three	10
Year four	9
Year five	9
For five years thereafter	SFr 34